DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Dole had the following derivative instruments outstanding as of September 30, 2025:

Aggregate Notional Amount
Foreign currency forward contracts by currency:
United States dollar	$70.3 million
Euro	€192.0 million
British pound sterling	£22.5 million
Swedish krona	SEK 28.7 million
Canadian dollar	C$33.4 million
Chilean peso	CLP$5.2 billion
Interest rate swap contracts	$645.0 million
Bunker fuel hedges	7.1 thousand metric tons

Schedule of Derivative Instruments in the Balance Sheet at Fair Value	The following table presents the balance sheet location and fair value of the derivative instruments by type:

	Fair Value Measurements as of September 30, 2025
	Other Receivables, net	Other Assets	Accrued Liabilities	Other Long-Term Liabilities

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$230	$—	$(10,296)	$—
Non-designated cash flow hedges	367	—	(1,473)	—
Fair value hedges	43	—	(536)	—
Interest rate swap contracts	9,408	673	—	(461)
Bunker fuel hedges	—	—	(304)	—
	$10,048	$673	$(12,609)	$(461)

	Fair Value Measurements as of December 31, 2024
	Other Receivables, net	Other Assets	Accrued Liabilities

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$6,416	$—	$(840)
Non-designated cash flow hedges	422	—	(263)
Fair value hedges	715	—	(1,078)
Interest rate swap contracts	278	24,036	—
Bunker fuel hedges	—	—	(7)
	$7,831	$24,036	$(2,188)

Schedule of Realized and Unrealized Derivative Gains (Losses)
The following tables represent all of Dole’s realized and unrealized derivative gains (losses) and respective location in the financial statements for the three and nine months ended September 30, 2025 and September 30, 2024:

	Three Months Ended September 30, 2025			Nine Months Ended September 30, 2025
	Accumulated Other Comprehensive Loss	Cost of Sales	Other Income (Expense), net	Accumulated Other Comprehensive Loss	Cost of Sales	Other Income (Expense), net

Realized net (losses):	(U.S. Dollars in thousands)
Cash flow hedges	$—	$(9,251)	$—	$—	$(15,052)	$—
Non-designated cash flow hedges	—	(1,105)	—	—	(465)	—
Fair value hedges		(1,535)	(452)	—	(5,022)	(652)
Bunker fuel hedges	—	(73)	—	—	(113)	—
Total net realized (losses)	$—	$(11,964)	$(452)	$—	$(20,652)	$(652)
Unrealized net gains (losses):
Cash flow hedges	$9,497	$—	$—	$(15,562)	$—	$—
Non-designated cash flow hedges	—	848	—	—	(1,199)	—
Fair value hedges	—	1,443	(400)	—	(561)	392
Bunker fuel hedges	—	(56)	—	—	(297)	—
Interest rate swap contracts	(3,447)	—	51	(15,911)	—	1,217
Total net unrealized gains (losses)	$6,050	$2,235	$(349)	$(31,473)	$(2,057)	$1,609

	Three Months Ended September 30, 2024			Nine Months Ended September 30, 2024
	Accumulated Other Comprehensive Loss	Cost of Sales	Other (Expense) Income, net	Accumulated Other Comprehensive Loss	Cost of Sales	Other (Expense) Income, net

Realized net (losses) gains:	(U.S. Dollars in thousands)
Cash flow hedges	$—	$(71)	$—	$—	$381	$—
Non-designated cash flow hedges	—	407	—	—	(368)	—
Fair value hedges	—	184	(329)	—	184	236
Total net realized gains (losses)	$—	$520	$(329)	$—	$197	$236
Unrealized net (losses) gains:
Cash flow hedges	$(5,436)	$—	$—	$3,265	$—	$—
Non-designated cash flow hedges	—	(494)	—	—	(417)	—
Fair value hedges	—	634	(1,285)	—	634	(246)
Interest rate swap contracts	(12,987)	—	—	(18,642)	—	—
Total net unrealized (losses) gains	$(18,423)	$140	$(1,285)	$(15,377)	$217	$(246)